Financial Instruments - Fair values (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Bonds issued | AC liabilities
Disclosure of detailed information about financial instruments
Financial liabilities, carrying amount	₽ 5,014
Financial liabilities, fair value	5,134
Debt securities, deposits and long-term loans
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	6,597	₽ 5,384
Financial assets, fair value	6,690	5,472
Debt securities and deposits | AC assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	6,383	3,825
Financial assets, fair value	6,476	3,913
Debt securities and deposits | FVOCI assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount		1,294
Financial assets, fair value		1,294
Long-term loans | AC assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	196	249
Financial assets, fair value	196	249
Long-term loans | FVPL assets
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	18	16
Financial assets, fair value	₽ 18	₽ 16